Accounts Receivable - Accounts Receivable Balance (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 358,249	$ 350,369		$ 345,371
Less: Accounts receivable allowance	(15,072)	(16,511)		(14,076)	$ (8,495)	$ (2,643)
Accounts receivable, net	$ 343,177	$ 333,858	$ 343,113	$ 331,295	$ 317,808	$ 361,586